Loans and Allowance for Credit Losses - Impact of Staging on Allowances for Credit Losses for Performing Loans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Impact Of Staging On Allowance For Credit Losses on Performing Loans [Abstract]
ACL - All performing loans in Stage 1	$ 2,521	$ 4,028
Impact of staging	1,125	1,031
Stage 1 and 2 ACL	$ 3,646	$ 5,059